Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,550.00
Total Offset Amount	0.00
Net Fee	$ 76,550.00